Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 4.5%
861,503	(1)	Altice USA, Inc.	$24,707,906	1.3
424,737	(1),(2)	Live Nation Entertainment, Inc.	28,177,053	1.5
148,591	(1)	Take-Two Interactive Software, Inc.	18,624,396	1.0
192,475	(2)	World Wrestling Entertainment, Inc.	13,694,596	0.7
			85,203,951	4.5

		Consumer Discretionary: 15.1%
146,957	(1)	Burlington Stores, Inc.	29,364,948	1.5
272,725		Darden Restaurants, Inc.	32,241,550	1.7
114,911	(2)	Domino's Pizza, Inc.	28,106,081	1.5
401,194	(1)	Etsy, Inc.	22,667,461	1.2
261,779	(1)	Five Below, Inc.	33,010,332	1.7
400,248		Hilton Worldwide Holdings, Inc.	37,267,091	2.0
49,154	(1)	Lululemon Athletica, Inc.	9,463,620	0.5
149,014	(1)	O'Reilly Automotive, Inc.	59,383,569	3.1
228,304		Ross Stores, Inc.	25,079,194	1.3
238,327	(2)	Service Corp. International	11,394,414	0.6
			287,978,260	15.1

		Consumer Staples: 3.5%
282,216		Church & Dwight Co., Inc.	21,233,932	1.1
225,947		Hershey Co.	35,019,525	1.8
556,067	(1),(2)	Sprouts Farmers Market, Inc.	10,754,336	0.6
			67,007,793	3.5

		Energy: 1.1%
189,014	(1),(2)	Continental Resources, Inc.	5,819,741	0.3
59,336		Diamondback Energy, Inc.	5,334,900	0.3
136,863		Oneok, Inc.	10,085,434	0.5
			21,240,075	1.1

		Financials: 4.7%
87,914	(2)	Factset Research Systems, Inc.	21,360,464	1.1
192,966		Intercontinental Exchange, Inc.	17,804,973	0.9
287,912		LPL Financial Holdings, Inc.	23,579,993	1.3
49,633		MSCI, Inc. - Class A	10,807,586	0.6
198,380		Progressive Corp.	15,324,855	0.8
			88,877,871	4.7

		Health Care: 13.0%
73,435	(1)	Amedisys, Inc.	9,620,719	0.5
304,385	(1)	BioMarin Pharmaceutical, Inc.	20,515,549	1.1
612,859	(1)	Centene Corp.	26,512,280	1.4
205,034	(1)	Charles River Laboratories International, Inc.	27,140,351	1.4
53,873		Chemed Corp.	22,495,749	1.2
240,501	(1)	DexCom, Inc.	35,892,369	1.9
268,529		Encompass Health Corp.	16,992,515	0.9
80,362	(1),(2)	Exact Sciences Corp.	7,262,314	0.4
120,199	(1)	Idexx Laboratories, Inc.	32,685,714	1.7
271,337	(1)	Incyte Corp., Ltd.	20,141,346	1.0
574,822	(1)	SmileDirectClub, Inc.	7,978,529	0.4
153,360	(1)	Tandem Diabetes Care, Inc.	9,045,173	0.5
80,465	(1)	Veeva Systems, Inc.	12,286,201	0.6
			248,568,809	13.0

		Industrials: 17.1%
470,233		Ametek, Inc.	43,176,794	2.3
500,213		Delta Air Lines, Inc.	28,812,269	1.5
252,528		Hubbell, Inc.	33,182,179	1.7
372,698		Ingersoll-Rand PLC - Class A	45,920,120	2.4
184,347		L3Harris Technologies, Inc.	38,462,158	2.0
1,131,432		Quanta Services, Inc.	42,768,130	2.3
65,382	(2)	TransDigm Group, Inc.	34,042,446	1.8
430,270		Waste Connections, Inc.	39,584,840	2.1
65,768	(2)	WW Grainger, Inc.	19,542,961	1.0
			325,491,897	17.1

		Information Technology: 33.2%
240,475	(1)	Aspen Technology, Inc.	29,597,663	1.6
409,602		Booz Allen Hamilton Holding Corp.	29,089,934	1.5
326,619		CDW Corp.	40,252,526	2.1
403,919		Entegris, Inc.	19,008,428	1.0
231,738	(1),(2)	Euronet Worldwide, Inc.	33,903,269	1.8
236,712		Fidelity National Information Services, Inc.	31,425,885	1.6
618,513	(1)	Fiserv, Inc.	64,071,762	3.4
287,797	(1)	Five9, Inc.	15,466,211	0.8
449,881		Flir Systems, Inc.	23,659,242	1.2
281,980		Global Payments, Inc.	44,834,820	2.4
556,013	(1)	GoDaddy, Inc.	36,685,738	1.9
109,607	(1)	HubSpot, Inc.	16,617,517	0.9
133,327		Lam Research Corp.	30,813,203	1.6
625,194		Maxim Integrated Products	36,204,985	1.9
181,307		Motorola Solutions, Inc.	30,896,526	1.6
238,803		NXP Semiconductor NV - NXPI - US	26,058,183	1.4
689,587	(1)	ON Semiconductor Corp.	13,246,966	0.7
315,245	(1)	Proofpoint, Inc.	40,682,367	2.1
367,011	(1)	Synopsys, Inc.	50,372,260	2.6
280,415	(1)	Zendesk, Inc.	20,436,645	1.1
			633,324,130	33.2

		Materials: 2.9%
118,638		Avery Dennison Corp.	13,473,717	0.7
206,110	(1)	Berry Global Group, Inc.	8,093,940	0.4
257,596	(1)	Crown Holdings, Inc.	17,016,792	0.9
65,040		LyondellBasell Industries NV - Class A	5,819,129	0.3

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
99,558	(2)	Packaging Corp. of America	$10,563,104	0.6
			54,966,682	2.9

		Real Estate: 3.4%
290,939	(2)	Americold Realty Trust	10,785,109	0.6
274,871		Equity Lifestyle Properties, Inc.	36,722,765	1.9
70,851		SBA Communications Corp.	17,085,719	0.9
			64,593,593	3.4

	Total Common Stock
	(Cost $1,691,963,282)		1,877,253,061	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Floating Rate Notes: 1.3%
1,100,000	(3)	Bank of America Corp., 2.130%, 11/12/2019	1,100,036	0.1
800,000	(3)	Bank of America Corp., 2.140%, 11/07/2019	800,031	0.0
300,000	(3)	Bank of America Corp., 2.310%, 11/08/2019	300,012	0.0
650,000	(3)	Bedford Row Funding, 2.130%, 12/16/2019	649,977	0.0
300,000	(3)	BNP Paribas, 2.140%, 11/14/2019	299,992	0.0
1,000,000	(3)	Crédit Agricole Group, 2.170%, 11/07/2019	999,949	0.1
300,000	(3)	DNB ASA, 2.140%, 12/06/2019	299,978	0.0
400,000	(3)	DNB ASA, 2.180%, 11/04/2019	399,989	0.0
900,000	(3)	HSBC Holdings PLC, 2.170%, 11/08/2019	900,000	0.1
900,000	(3)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	899,971	0.0
900,000	(3)	Lloyds Bank PLC, 2.160%, 11/08/2019	899,991	0.1
800,000	(3)	Lloyds Bank PLC, 2.160%, 11/13/2019	799,991	0.0
300,000	(3)	Lloyds Bank PLC, 2.220%, 11/01/2019	300,001	0.0
700,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	699,993	0.0
1,000,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/18/2019	999,996	0.1
600,000	(3)	Mizuho Financial Group Inc., 2.160%, 11/20/2019	600,000	0.0
300,000	(3)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	300,001	0.0
1,000,000	(3)	National Australia Bank Ltd., 2.110%, 11/15/2019	999,936	0.1
1,000,000	(3)	National Bank Of Canada, 2.160%, 11/06/2019	$999,971	0.1
800,000	(3)	Natixis S.A., 2.140%, 11/08/2019	799,975	0.0
300,000	(3)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	299,996	0.0
900,000	(3)	Skandinaviska Enskilda Banken AB, 2.140%, 11/08/2019	899,971	0.1
600,000	(3)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	599,979	0.0
900,000	(3)	Societe Generale, 2.220%, 12/02/2019	900,014	0.1
900,000	(3)	State Street Bank & Trust Co., 2.120%, 11/15/2019	899,943	0.0
1,550,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.130%, 10/15/2019	1,549,983	0.1
900,000	(3)	The Sumitomo Mitsui Financial Group, 2.160%, 11/08/2019	899,991	0.1
300,000	(3)	The Sumitomo Mitsui Financial Group, 2.160%, 11/18/2019	299,999	0.0
400,000	(3)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	399,997	0.0
400,000	(3)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	400,001	0.0
300,000	(3)	Toronto-Dominion Bank, 2.120%, 11/18/2019	299,984	0.0
1,125,000	(3)	Toronto-Dominion Bank, 2.140%, 12/10/2019	1,124,942	0.1
1,032,000	(3)	Wells Fargo & Co., 2.180%, 11/04/2019	1,031,973	0.1
			23,656,563	1.3

		Repurchase Agreements: 3.5%
21,354,546	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $21,355,950, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $21,781,637, due 10/25/19-07/15/61)	21,354,546	1.1

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
18,005,581	(3)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $18,006,775, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $18,365,695, due 08/15/22-06/20/69)	$18,005,581	0.9
21,354,546	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $21,355,933, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $21,781,637, due 10/15/19-09/01/49)	21,354,546	1.1
6,635,105	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $6,635,563, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,767,825, due 04/15/21-09/09/49)	6,635,105	0.4
			67,349,778	3.5

		Certificates of Deposit: 0.0%
700,000	(3)	Deutscher Sparkassen- und Giroverband, 2.120%, 11/20/2019
		(Cost $700,005)	700,005	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
9,908,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $9,908,000)	$9,908,000	0.5

	Total Short-Term Investments
	(Cost $101,614,346)	101,614,346	5.3

	Total Investments in Securities (Cost $1,793,577,628)	$1,978,867,407	103.8
	Liabilities in Excess of Other Assets	(72,691,651)	(3.8)
	Net Assets	$1,906,175,756	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,877,253,061	$–	$–	$1,877,253,061
Short-Term Investments	9,908,000	91,706,346	–	101,614,346
Total Investments, at fair value	$1,887,161,061	$91,706,346	$–	$1,978,867,407

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,801,144,087.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$231,477,137
Gross Unrealized Depreciation	(53,753,891)
Net Unrealized Appreciation	$177,723,246